Schedule of key management personnel remuneration (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Short term benefits	$ 1,074,142	$ 1,031,194	$ 657,879
Post employment benefits	62,542	62,730	33,191
Long term benefits	36,542	16,474	18,892
Share based payments	7,344,054	1,808,863	1,065,554
Total	$ 8,517,280	$ 2,919,261	$ 1,775,516